Concentration of Major Customers and Suppliers (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	23.40%	23.60%
Total revenue percentage			19.3%	24.3%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	30.40%		33.50%
Total revenue percentage			33.5%	27.8%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	17.40%	15.30%
Total revenue percentage			17.9%	17.0%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.60%		13.90%
Total revenue percentage			13.9%	16.9%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		13.50%
Total revenue percentage			17.4%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage			12.00%
Total revenue percentage			12%	13.8%
Supplier Concentration Risk [Member]
Concentration of Major Customers and Suppliers [Line Items]
Total purchases percentage			10%	10%
Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration of Major Customers and Suppliers [Line Items]
Total purchases percentage			11.3%	11.1%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier One [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	13.90%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier Two [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	13.60%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier Three [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	13.50%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier Four [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage			11.30%